INVENTORIES - Summary of the analysis of the amount of inventories recognized as cost of revenue and included in profit or loss (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
INVENTORIES
Carrying amounts of inventories sold	¥ 64,484	¥ 34,070
Write down of inventories	2,877	1,391
Cost of sales	¥ 67,361	¥ 35,461